UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Precision Castparts Corp.	195	$45,242
Banks — 0.2%
Valley National Bancorp	15,000	147,750
Food Products — 0.2%
Kraft Heinz Co.	1,800	130,968
Health Care Equipment & Supplies — 0.4%
Cooper Cos., Inc.	850	114,070
Zimmer Biomet Holdings, Inc.	1,300	133,367

		247,437
Health Care Providers & Services — 0.2%
Aetna, Inc.	228	24,651
Anthem, Inc.	166	23,147
Brookdale Senior Living, Inc. (a)	4,100	75,686

		123,484
Industrial Conglomerates — 0.3%
Danaher Corp.	1,800	167,184
Machinery — 0.1%
Kennametal, Inc.	4,100	78,720
Oil, Gas & Consumable Fuels — 0.5%
Williams Cos., Inc.	2,900	74,530
Williams Partners LP	8,533	237,644

		312,174
Pharmaceuticals — 0.4%
Pfizer, Inc.	8,500	274,380
Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	17,000	134,640
Total Common Stocks — 2.6%		1,661,979

Corporate Bonds	Par (000)
Hotels, Restaurants & Leisure — 0.8%
Station Casinos LLC, 7.50%, 3/01/21	$466	475,320

Corporate Bonds	Par (000)	Value
Marine — 0.3%
Global Ship Lease, Inc., 10.00%, 4/01/19 (b)	$200	$181,000
Media — 1.2%
Cablevision Systems Corp., 5.88%, 9/15/22	333	283,050
Univision Communications, Inc., 8.50%, 5/15/21 (b)	470	480,575

		763,625
Total Corporate Bonds — 2.3%		1,419,945

Floating Rate Loan Interests (c)
Hotels, Restaurants & Leisure — 0.4%
AMF Bowling Centers, Inc., Term B Loan, 7.25%, 9/18/21	244	240,534
Transportation — 0.7%
YRC Worldwide, Inc., Initial Term Loan, 8.25%, 2/13/19	497	431,135
Wireless Telecommunication Services — 0.8%
nTelos, Inc., Term B Advance, 5.75%, 11/09/19	497	492,455
Total Floating Rate Loan Interests — 1.9%		1,164,124
Total Long-Term Investments (Cost — $4,727,205) — 6.8%		4,246,048

Short-Term Securities	Shares
Money Market Funds — 91.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	57,844,121	57,844,121
Total Short-Term Securities (Cost — $57,844,121) — 91.8%		57,844,121
Total Investments (Cost — $62,571,326*) — 98.6%		62,090,169
Other Assets in Excess of Liabilities — 1.4%		895,259

Net Assets — 100.0%		$62,985,428

Portfolio Abbreviations

ADR	American Depositary Receipt	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
ETF	Exchange-Traded Fund	OTC	Over-the-Counter	SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$63,078,056

Gross unrealized appreciation	$44,128
Gross unrealized depreciation	(1,032,015)

Net unrealized depreciation	$(987,887)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	14,378,507	43,465,614	57,844,121	$11,285	$985

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps – Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	$240	$1,787

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

OTC total return swaps1:

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short:	Citibank N.A.	5/09/16-8/17/16	$10,737,205	$81,208	[2]	$10,816,067
	Citibank N.A.	6/06/16	$(840,780)	28,608	[3]	(803,193)
	Goldman Sachs & Co.	3/02/17-5/12/17	$7,753,755	(81,680)	[4]	7,668,699
	Goldman Sachs & Co.	3/02/17	$(654)	(33)	[5]	(698)
	Morgan Stanley & Co., Inc.	6/07/17-5/17/18	$58,394,903	734,430	[6]	59,116,380
	Morgan Stanley & Co., Inc.	6/01/18-7/11/18	$1,086,366	(76,670)	[7]	1,009,441
				$685,863		$77,806,696

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-203 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro OverNight Index Average

Garban Intercapital Federal Funds Rate Open

Intercontinental Exchange LIBOR:

  EUR 1 Week

  EUR OverNight

  GBP 1 Week

  GBP OverNight

  USD 1 Week

Sterling OverNight Index Average

U.S. Federal Funds Rate

[2]	Amount includes $2,346 of net dividends and financing fees.

[3]	Amount includes $(8,979) of net dividends and financing fees.

[4]	Amount includes $3,376 of net dividends and financing fees.

[5]	Amount includes $11 of net dividends and financing fees.

[6]	Amount includes $12,953 of net dividends and financing fees.

[7]	Amount includes $255 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 5/09/16 – 8/17/16:

	Shares	Value
Reference Entity — Long
Airgas, Inc.	5,232	$723,690
American Residential Property, Inc.	5	95
Amlin PLC	44,354	433,690
BG Group PLC	31,856	461,782
Boulder Brands, Inc.	39,131	429,658
Broadcom Corp., Class A	11,000	636,020
Cameron International Corp.	250	15,800
Constant Contact, Inc.	7,364	215,323
Health Net, Inc.	7,133	488,325
Humana, Inc.	192	34,274
Keurig Green Mountain, Inc.	2,471	222,341
King Digital Entertainment PLC	22,703	405,930
MedAssets, Inc.	1,834	56,744
National Penn Bancshares, Inc.	179,828	2,217,279
NTELOS Holdings Corp.	13,309	121,644
Office Depot, Inc.	15,000	84,600
PartnerRe Ltd.	9,723	1,358,692
PMC-Sierra, Inc.	219,309	2,548,371
Precision Castparts Corp.	7,406	1,718,266
SABMiller PLC	2,831	169,363

	Shares	Value
SanDisk Corp.	2,284	$173,561
Solera Holdings, Inc.	3,725	204,242
StanCorp Financial Group, Inc.	4,577	521,229
Time Warner Cable, Inc.	2,000	371,180
TNT Express NV	53,212	450,114
Total Reference Entity — Long		14,062,213

Reference Entity — Short
Aetna, Inc.	(161)	(17,407)
American Homes 4 Rent, Class A	(6)	(100)
Avago Technologies Ltd.	(2,310)	(335,297)
BB&T Corp.	(39,956)	(1,510,736)
Centene Corp.	(4,437)	(291,999)
Charter Communications, Inc., Class A	(929)	(170,100)
Microsemi Corp.	(16,910)	(551,097)
Royal Dutch Shell PLC, Class B	(14,189)	(323,382)
Schlumberger Ltd.	(179)	(12,485)
Staples, Inc.	(3,282)	(31,081)
Western Digital Corp.	(41)	(2,462)
Total Reference Entity — Short		(3,246,146)
Net Value of Reference Entity — Citibank N.A.		$10,816,067

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration date 6/06/16:

	Shares	Value
Reference Entity — Long
Brookdale Senior Living, Inc.	290	$5,353

Reference Entity — Short
Abbott Laboratories	(529)	(23,757)
Bank of America Corp.	(1,631)	(27,450)
Campbell Soup Co.	(1,439)	(75,619)
Caterpillar, Inc.	(549)	(37,310)
Consumer Staples Select Sector SPDR Fund	(1,407)	(71,039)
Energy Select Sector SPDR Fund	(963)	(58,311)
Industrial Select Sector SPDR Fund	(1,394)	(73,896)
iShares U.S. Real Estate ETF	(29)	(2,178)
Johnson & Johnson	(657)	(67,487)
JPMorgan Chase & Co.	(409)	(27,006)
Merck & Co., Inc.	(687)	(36,287)
Mettler-Toledo International, Inc.	(126)	(42,730)
Parker-Hannifin Corp.	(295)	(28,609)
SPDR S&P 500 ETF Trust	(703)	(143,336)
SPDR S&P Regional Banking ETF	(645)	(27,038)
Stryker Corp.	(268)	(24,908)
Waters Corp.	(309)	(41,585)
Total Reference Entity — Short		(808,546)
Net Value of Reference Entity — Citibank N.A.		$(803,193)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration dates 3/02/17 – 5/12/17:

	Shares	Value
Reference Entity — Long
BioMed Realty Trust, Inc.	43,251	$1,024,616
Cablevision Systems Corp., Class A	30,839	983,764
Constant Contact, Inc.	51,972	1,519,661
Fidelity & Guaranty Life	4,878	123,755
MedAssets, Inc.	11,955	369,888
PartnerRe Ltd.	2,179	304,494
Precision Castparts Corp.	5,915	1,372,339
Rite Aid Corp.	79,699	624,840
SolarWinds, Inc.	4,110	242,079
Solera Holdings, Inc.	4,570	250,573
StanCorp Financial Group, Inc.	3,790	431,605
Youku Tudou, Inc. — ADR	15,521	421,085
Total Reference Entity — Long		7,668,699
Net Value of Reference Entity — Goldman Sachs & Co.		$7,668,699

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration date 3/02/17:

	Shares	Value
Reference Entity — Long
Valley National Bancorp	100	$985

	Shares	Value
Reference Entity — Short
Bank of America Corp.	(100)	(1,683)
Net Value of Reference Entity — Goldman Sachs & Co.		$(698)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc., as of period end, expiration dates 6/07/17 – 5/17/18:

	Shares	Value
Reference Entity — Long
Airgas, Inc.	13,508	$1,868,427
Amlin PLC	410,594	4,014,761
BG Group PLC	125,852	1,824,342
BioMed Realty Trust, Inc.	147,736	3,499,866
Boulder Brands, Inc.	56,677	622,313
Broadcom Corp., Class A	94,103	5,441,035
Cablevision Systems Corp., Class A	45,415	1,448,739
Cameron International Corp.	69,582	4,397,582
Cigna Corp.	28,182	4,123,872
Constant Contact, Inc.	54,599	1,596,475
EMC Corp.	123,450	3,170,196
Fidelity & Guaranty Life	6,978	177,032
First Niagara Financial Group, Inc.	128,019	1,389,006
Health Net, Inc.	50,787	3,476,878
Heartland Payment Systems, Inc.	5,921	561,429
Humana, Inc.	23,592	4,211,408
Journal Media Group, Inc.	9,324	112,074
Keurig Green Mountain, Inc.	18,497	1,664,360
MedAssets, Inc.	23,236	718,922
Metro Bancorp, Inc.	13,033	408,976
National Penn Bancshares, Inc.	106,121	1,308,472
Office Depot, Inc.	154,122	869,248
PartnerRe Ltd.	27,812	3,886,449
PMC-Sierra, Inc.	61,084	709,796
Precision Castparts Corp.	34,810	8,076,268
Rite Aid Corp.	209,794	1,644,785
SABMiller PLC	34,469	2,062,087
SanDisk Corp.	22,949	1,743,894
SolarWinds, Inc.	12,064	710,570
Solera Holdings, Inc.	24,050	1,318,661
StanCorp Financial Group, Inc.	23,378	2,662,287
Symetra Financial Corp.	36,652	1,164,434
Telecity Group PLC	4,263	78,782

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

	Shares	Value
Telecommunication Systems, Inc., Class A	235,916	$1,172,503
Time Warner Cable, Inc.	31,728	5,888,400
TNT Express NV	140,955	1,192,321
Youku Tudou, Inc. — ADR	24,647	668,673
Total Reference Entity — Long		79,885,323

Reference Entity — Short
Aetna, Inc.	(19,758)	(2,136,235)
Anthem, Inc.	(14,519)	(2,024,529)
Avago Technologies Ltd.	(19,450)	(2,823,169)
BB&T Corp.	(23,602)	(892,392)
Centene Corp.	(31,589)	(2,078,872)
Charter Communications, Inc., Class A	(16,001)	(2,929,783)
Equinix, Inc.	(144)	(43,546)
FNB Corp.	(30,948)	(412,846)
Global Payments, Inc.	(3,959)	(255,395)
KeyCorp	(87,053)	(1,148,229)
Microsemi Corp.	(4,710)	(153,499)
Royal Dutch Shell PLC, Class B	(56,056)	(1,277,576)
Schlumberger Ltd.	(49,821)	(3,475,015)
Staples, Inc.	(33,637)	(318,542)
VMware, Inc., Class A	(13,704)	(775,235)
Western Digital Corp.	(401)	(24,080)
Total Reference Entity — Short		(20,768,943)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$59,116,380

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc., as of period end, expiration dates 6/01/18 – 7/11/18:

	Shares	Value
Reference Entity — Long
Cigna Corp.	1,500	$219,495
Humana, Inc.	4,600	821,146
Olin Corp.	1,197	20,660
Total Reference Entity — Long		1,061,301

	Shares	Value
Reference Entity — Short
Citigroup, Inc.	(496)	(25,668)
Dow Chemical Co.	(86)	(4,426)
Eastman Chemical Co.	(52)	(3,511)
EI du Pont de Nemours & Co.	(48)	(3,197)
Materials Select Sector SPDR Fund	(293)	(12,722)
Westlake Chemical Corp.	(43)	(2,336)
Total Reference Entity — Short		(51,860)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$1,009,441

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	5

Schedule of Investments (concluded)	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$1,661,979	—	—	$1,661,979
Corporate Bonds[1]	—	$1,419,945	—	1,419,945
Floating Rate Loan Interests	—	671,669	$492,455	1,164,124
Short-Term Securities	57,844,121	—	—	57,844,121

Total	$59,506,100	$2,091,614	$492,455	$62,090,169

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$1,787	—	$1,787
Equity contracts	—	844,246	—	844,246
Liabilities:
Equity contracts	—	(158,383)	—	(158,383)

Total	—	$687,650	—	$687,650

[2] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follow:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,755	—	—	$7,755
Cash pledged as collateral for swap contracts	11,000	—	—	11,000
Liabilities:
Foreign currency at value	—	$(20,201)	—	(20,201)

Total	$18,755	$(20,201)	—	$(1,446)

During the period ended December 31, 2015, there were no transfers between levels.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,676,625,698
Total Investments (Cost — $1,302,582,991) — 100.1%	1,676,625,698
Liabilities in Excess of Other Assets — (0.1)%	(1,553,424)

Net Assets — 100.0%	$1,675,072,274

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,676,625,698 and 74.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	7

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,156,389,382
Total Investments (Cost — $872,773,935) — 100.1%	1,156,389,382
Liabilities in Excess of Other Assets — (0.1)%	(648,945)

Net Assets — 100.0%	$1,155,740,437

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,156,389,382 and 98.6%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$749,767,775
Total Investments (Cost — $ 582,213,875) — 101.1%	749,767,775
Liabilities in Excess of Other Assets — (1.1)%	(7,794,064)

Net Assets — 100.0%	$741,973,711

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $749,767,775 and 81.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	9

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$165,252,606
Total Investments (Cost — $155,275,878) — 100.0%	165,252,606
Other Assets in Excess of Liabilities — 0.0%	56,527

Net Assets — 100.0%	$165,309,133

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $165,252,606 and 18.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Co.	225,920	$28,133,818
Air Freight & Logistics — 1.2%
FedEx Corp.	188,500	28,084,615
Airlines — 2.1%
Southwest Airlines Co.	775,500	33,393,030
United Continental Holdings, Inc. (a)	245,500	14,067,150
		47,460,180
Auto Components — 2.3%
Goodyear Tire & Rubber Co.	411,300	13,437,171
Lear Corp.	302,400	37,143,792
		50,580,963
Banks — 12.0%
Bank of America Corp.	3,119,836	52,506,840
Citigroup, Inc.	1,055,918	54,643,756
JPMorgan Chase & Co.	1,151,524	76,035,130
SunTrust Banks, Inc.	765,640	32,800,018
U.S. Bancorp	1,245,025	53,125,217
		269,110,961
Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	343,900	32,051,480
Molson Coors Brewing Co., Class B	210,000	19,723,200
		51,774,680
Biotechnology — 2.8%
Amgen, Inc.	278,650	45,233,255
Gilead Sciences, Inc.	183,800	18,598,722
		63,831,977
Building Products — 0.5%
Owens Corning	255,600	12,020,868
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	218,280	39,340,604
Chemicals — 1.5%
Dow Chemical Co.	300,800	15,485,184
Eastman Chemical Co.	260,000	17,552,600
		33,037,784
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.	1,553,142	14,257,843
Cisco Systems, Inc.	1,867,820	50,720,652
		64,978,495
Consumer Finance — 0.6%
SLM Corp. (a)	2,106,040	13,731,381
Containers & Packaging — 0.5%
Packaging Corp. of America	181,513	11,444,395
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	345,740	14,534,910

Common Stocks	Shares	Value
Energy Equipment & Services — 2.1%
Atwood Oceanics, Inc.	570,500	$5,836,215
Schlumberger Ltd.	531,820	37,094,445
Weatherford International PLC (a)	593,890	4,982,737
		47,913,397
Food & Staples Retailing — 2.8%
CVS Health Corp.	607,425	59,387,942
Kroger Co.	69,200	2,894,636
		62,282,578
Food Products — 1.1%
Pilgrim’s Pride Corp.	184,100	4,066,769
Tyson Foods, Inc., Class A	402,090	21,443,460
		25,510,229
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	32,140	2,472,209
Health Care Providers & Services — 11.6%
Aetna, Inc.	475,300	51,389,436
Centene Corp. (a)	369,300	24,303,633
Cigna Corp.	344,700	50,439,951
Express Scripts Holding Co. (a)	82,500	7,211,325
Humana, Inc.	125,800	22,456,558
Laboratory Corp. of America Holdings (a)	205,640	25,425,330
McKesson Corp.	102,025	20,122,391
UnitedHealth Group, Inc.	337,100	39,656,444
Universal Health Services, Inc., Class B	171,730	20,520,018
		261,525,086
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	920,538	50,150,910
Las Vegas Sands Corp.	113,400	4,971,456
		55,122,366
Household Durables — 1.3%
DR Horton, Inc.	318,035	10,186,661
Lennar Corp., Class A	180,300	8,818,473
NVR, Inc. (a)	3,220	5,290,460
Toll Brothers, Inc. (a)	149,088	4,964,630
		29,260,224
Industrial Conglomerates — 0.4%
3M Co.	54,675	8,236,242
Insurance — 3.4%
American International Group, Inc.	824,700	51,106,659
Travelers Cos., Inc.	228,830	25,825,754
		76,932,413
Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (a)	17,920	22,847,104
Internet Software & Services — 5.2%
Alphabet, Inc., Class A (a)	53,285	41,456,263

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	11

Schedule of Investments (continued)	Master Large Cap Core Portfolio

Common Stocks	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc., Class C (a)	54,594	$41,430,295
Facebook, Inc., Class A (a)	318,800	33,365,608
		116,252,166
IT Services — 5.7%
Amdocs Ltd.	341,279	18,623,595
Cognizant Technology Solutions Corp., Class A (a)	592,200	35,543,844
DST Systems, Inc.	90,244	10,293,231
MasterCard, Inc., Class A	479,160	46,651,018
Total System Services, Inc.	329,354	16,401,829
		127,513,517
Machinery — 0.3%
WABCO Holdings, Inc. (a)	72,800	7,444,528
Media — 3.9%
Comcast Corp., Class A	1,055,900	59,584,437
Omnicom Group, Inc.	213,170	16,128,442
Viacom, Inc., Class B	276,400	11,376,624
		87,089,503
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	481,100	18,613,759
Oil, Gas & Consumable Fuels — 3.1%
BP PLC — ADR	678,410	21,207,096
Exxon Mobil Corp.	17,570	1,369,581
Hess Corp.	67,052	3,250,681
PBF Energy, Inc., Class A	92,430	3,402,348
Suncor Energy, Inc.	924,100	23,841,780
Tesoro Corp.	71,893	7,575,365
Valero Energy Corp.	137,700	9,736,767
		70,383,618
Paper & Forest Products — 0.5%
Domtar Corp.	301,500	11,140,425
Pharmaceuticals — 3.3%
Allergan PLC (a)	47,400	14,812,500
Johnson & Johnson	80,095	8,227,358
Merck & Co., Inc.	59,943	3,166,189
Pfizer, Inc.	72,690	2,346,433
Teva Pharmaceutical Industries Ltd. — ADR	678,636	44,545,667
		73,098,147
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	391,970	13,503,367
Micron Technology, Inc. (a)	525,850	7,446,036
NVIDIA Corp.	569,100	18,757,536
		39,706,939

Common Stocks	Shares	Value
Software — 3.9%
Activision Blizzard, Inc.	808,430	$31,294,325
Microsoft Corp.	756,800	41,987,264
Oracle Corp.	399,550	14,595,561
		87,877,150
Specialty Retail — 5.9%
Home Depot, Inc.	417,200	55,174,700
Lowe’s Cos., Inc.	748,000	56,877,920
Ross Stores, Inc.	366,358	19,713,724
		131,766,344
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	489,500	51,524,770
EMC Corp.	275,170	7,066,366
Western Digital Corp.	394,510	23,690,325
		82,281,461
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)	105,300	3,849,768
Tobacco — 2.0%
Altria Group, Inc.	776,739	45,213,977
Total Common Stocks — 99.0%		2,222,398,781

Investment Companies — 0.3%
Utilities Select Sector SPDR Fund	188,000	8,136,640
Total Long-Term Investments (Cost — $1,723,055,717) — 99.3%		2,230,535,421

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	16,063,516	16,063,516
Total Short-Term Securities (Cost — $16,063,516) — 0.7%		16,063,516
Total Investments (Cost — $1,739,119,233*) — 100.0%		2,246,598,937
Liabilities in Excess of Other Assets — 0.0%		(1,052,049)
Net Assets — 100.0%		$2,245,546,888

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,743,149,301

Gross unrealized appreciation	$593,793,702
Gross unrealized depreciation	(90,344,066)

Net unrealized appreciation	$503,449,636

(a)	Non-income producing security.

(b)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	29,818,476	(13,754,960)	16,063,516	$7,945		$499
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$5,376	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,222,398,781	—	—	$2,222,398,781
Investment Companies	8,136,640	—	—	8,136,640
Short-Term Securities	16,063,516	—	—	16,063,516

Total	$2,246,598,937	—	—	$2,246,598,937

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	13

Schedule of Investments December 31, 2015 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	17,770	$3,858,756
Rockwell Collins, Inc.	75,800	6,996,340

		10,855,096
Air Freight & Logistics — 1.2%
FedEx Corp.	97,330	14,501,197
Airlines — 3.9%
Delta Air Lines, Inc.	185,000	9,377,650
JetBlue Airways Corp. (a)	155,900	3,531,135
Southwest Airlines Co.	559,016	24,071,229
United Continental Holdings, Inc. (a)	150,930	8,648,289

		45,628,303
Auto Components — 1.8%
Lear Corp.	171,700	21,089,911
Banks — 2.4%
U.S. Bancorp	527,410	22,504,585
Wells Fargo & Co.	102,300	5,561,028

		28,065,613
Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	263,070	24,518,124
Biotechnology — 4.6%
Amgen, Inc.	230,100	37,352,133
Gilead Sciences, Inc.	162,690	16,462,601

		53,814,734
Capital Markets — 0.7%
Goldman Sachs Group, Inc.	48,910	8,815,049
Chemicals — 1.4%
Dow Chemical Co.	138,860	7,148,513
Eastman Chemical Co.	131,750	8,894,443

		16,042,956
Consumer Finance — 0.7%
SLM Corp. (a)	1,263,963	8,241,039
Containers & Packaging — 1.0%
Packaging Corp. of America	180,500	11,380,525
Electrical Equipment — 0.3%
SolarCity Corp. (a)	70,830	3,613,747
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	360,640	15,161,306
Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.	163,773	1,675,398
Schlumberger Ltd.	203,020	14,160,645

		15,836,043
Food & Staples Retailing — 2.1%
CVS Health Corp.	237,100	23,181,267
Kroger Co.	34,660	1,449,828

		24,631,095
Food Products — 1.0%
Pilgrim’s Pride Corp.	141,010	3,114,911
Tyson Foods, Inc., Class A	168,770	9,000,504

		12,115,415
Health Care Providers & Services — 12.0%
Aetna, Inc.	228,700	24,727,044
Centene Corp. (a)	239,660	15,772,025
Cigna Corp.	169,630	24,821,958

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (a)	104,580	$12,930,271
McKesson Corp.	90,740	17,896,650
UnitedHealth Group, Inc.	253,620	29,835,857
Universal Health Services, Inc., Class B	121,746	14,547,430

		140,531,235
Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp.	67,910	2,977,174
Household Durables — 1.5%
DR Horton, Inc.	205,390	6,578,642
Lennar Corp., Class A	100,760	4,928,172
NVR, Inc. (a)	1,459	2,397,137
Toll Brothers, Inc. (a)	108,560	3,615,048

		17,518,999
Industrial Conglomerates — 0.5%
3M Co.	40,675	6,127,282
Insurance — 1.3%
Travelers Cos., Inc.	135,320	15,272,215
Internet & Catalog Retail — 2.1%
Priceline Group, Inc. (a)	19,060	24,300,547
Internet Software & Services — 9.6%
Alphabet, Inc., Class A (a)	47,825	37,208,328
Alphabet, Inc., Class C (a)	50,434	38,273,354
Facebook, Inc., Class A (a)	351,620	36,800,549

		112,282,231
IT Services — 9.3%
Alliance Data Systems Corp. (a)	69,225	19,145,558
Amdocs Ltd.	120,820	6,593,147
Cognizant Technology Solutions Corp., Class A (a)	451,470	27,097,229
DST Systems, Inc.	140,190	15,990,071
MasterCard, Inc., Class A	281,660	27,422,418
Total System Services, Inc.	263,728	13,133,654

		109,382,077
Machinery — 0.7%
Parker-Hannifin Corp.	28,500	2,763,930
WABCO Holdings, Inc. (a)	49,530	5,064,938

		7,828,868
Media — 5.9%
Comcast Corp., Class A	646,300	36,470,709
Omnicom Group, Inc.	253,690	19,194,185
Viacom, Inc., Class B	185,340	7,628,594
Walt Disney Co.	52,090	5,473,617

		68,767,105
Multiline Retail — 0.2%
Macy’s, Inc.	61,930	2,166,311
Oil, Gas & Consumable Fuels — 0.9%
Marathon Petroleum Corp.	56,212	2,914,030
PBF Energy, Inc., Class A	88,274	3,249,366
Suncor Energy, Inc.	150,255	3,876,579

		10,039,975
Pharmaceuticals — 1.5%
Allergan PLC (a)	9,500	2,968,750
Teva Pharmaceutical Industries Ltd. — ADR	230,802	15,149,843

		18,118,593

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Large Cap Growth Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	151,580	$5,221,931
Micron Technology, Inc. (a)	205,440	2,909,030
NVIDIA Corp.	340,800	11,232,768

		19,363,729
Software — 6.1%
Microsoft Corp.	904,910	50,204,407
Oracle Corp.	572,850	20,926,211

		71,130,618
Specialty Retail — 9.2%
Home Depot, Inc.	315,880	41,775,130
Lowe’s Cos., Inc.	442,200	33,624,888
Ross Stores, Inc.	236,840	12,744,360
TJX Cos., Inc.	278,600	19,755,526

		107,899,904
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	549,885	57,880,895
EMC Corp.	295,140	7,579,195
Western Digital Corp.	84,700	5,086,235

		70,546,325

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)	68,360	$2,499,242
Tobacco — 3.0%
Altria Group, Inc.	601,401	35,007,552
Total Long-Term Investments (Cost — $836,028,258) — 98.5%		1,156,070,135

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	20,051,331	20,051,331
Total Short-Term Securities (Cost — $20,051,331) — 1.7%		20,051,331
Total Investments (Cost — $856,079,589*) — 100.2%		1,176,121,466
Liabilities in Excess of Other Assets — (0.2)%		(2,836,599)

Net Assets — 100.0%		$1,173,284,867

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$858,643,776

Gross unrealized appreciation	$348,828,621
Gross unrealized depreciation	(31,350,931)

Net unrealized appreciation	$317,477,690

(a)	Non-income producing security.

(b)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	12,025,797	8,025,534	20,051,331	$8,460		$706
BlackRock Liquidity Series, LLC, Money Market Series	$ 5,520,537	(5,520,537)	—	$121,003	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expense, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	15

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,156,070,135	—	—	$1,156,070,135
Short-Term Securities	20,051,331	—	—	20,051,331

Total	$1,176,121,466	—	—	$1,176,121,466

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2015, there were no transfers between levels.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Raytheon Co.	128,910	$16,053,162
Rockwell Collins, Inc.	45,600	4,208,880

		20,262,042
Air Freight & Logistics — 1.2%
FedEx Corp.	75,110	11,190,639
Airlines — 1.7%
JetBlue Airways Corp. (a)	142,900	3,236,685
Southwest Airlines Co.	154,900	6,669,994
United Continental Holdings, Inc. (a)	97,600	5,592,480

		15,499,159
Auto Components — 3.1%
Goodyear Tire & Rubber Co.	384,840	12,572,723
Lear Corp.	124,990	15,352,522

		27,925,245
Banks — 17.4%
Bank of America Corp.	2,060,558	34,679,191
Citigroup, Inc.	590,026	30,533,846
JPMorgan Chase & Co.	653,585	43,156,218
SunTrust Banks, Inc.	401,200	17,187,408
U.S. Bancorp	653,185	27,871,404
Wells Fargo & Co.	75,235	4,089,775

		157,517,842
Beverages — 1.4%
Molson Coors Brewing Co., Class B	132,220	12,418,102
Biotechnology — 0.8%
Amgen, Inc.	43,300	7,028,889
Building Products — 0.9%
Owens Corning	164,560	7,739,257
Capital Markets — 2.1%
Goldman Sachs Group, Inc.	104,858	18,898,557
Chemicals — 1.9%
Dow Chemical Co.	151,680	7,808,486
Eastman Chemical Co.	145,320	9,810,553

		17,619,039
Communications Equipment — 3.5%
Brocade Communications Systems, Inc.	660,341	6,061,930
Cisco Systems, Inc.	949,210	25,775,798

		31,837,728
Consumer Finance — 0.6%
SLM Corp. (a)	888,245	5,791,357
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (a)	43,960	5,804,478
Diversified Telecommunication Services — 0.2%
AT&T Inc.	65,100	2,240,091
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	216,370	9,096,195
Energy Equipment & Services — 2.5%
Atwood Oceanics, Inc.	281,280	2,877,494
Schlumberger Ltd.	246,020	17,159,895
Weatherford International PLC (a)	276,500	2,319,835

		22,357,224
Food & Staples Retailing — 1.8%
CVS Health Corp.	171,300	16,748,001
Food Products — 1.4%
Pilgrim’s Pride Corp.	80,450	1,777,141

Common Stocks	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	205,270	$10,947,049

		12,724,190
Health Care Providers & Services — 10.0%
Aetna, Inc.	173,630	18,772,876
Cigna Corp.	113,330	16,583,579
Humana, Inc.	74,890	13,368,614
Laboratory Corp. of America Holdings (a)	86,210	10,659,004
UnitedHealth Group, Inc.	157,980	18,584,767
Universal Health Services, Inc., Class B	104,668	12,506,779

		90,475,619
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	381,657	20,792,673
Household Durables — 1.5%
DR Horton, Inc.	238,050	7,624,742
Lennar Corp., Class A	84,580	4,136,808
Toll Brothers, Inc. (a)	60,150	2,002,995

		13,764,545
Industrial Conglomerates — 1.5%
3M Co.	41,305	6,222,185
General Electric Co.	223,265	6,954,705

		13,176,890
Insurance — 4.7%
American International Group, Inc.	377,580	23,398,633
Chubb Corp.	34,990	4,641,074
Travelers Cos., Inc.	127,420	14,380,621

		42,420,328
IT Services — 2.7%
Amdocs Ltd.	145,898	7,961,654
DST Systems, Inc.	76,040	8,673,122
Total System Services, Inc.	156,176	7,777,565

		24,412,341
Leisure Products — 0.4%
Vista Outdoor, Inc. (a)	77,430	3,446,409
Machinery — 0.5%
Parker-Hannifin Corp.	50,650	4,912,037
Media — 2.1%
Comcast Corp., Class A	331,550	18,709,367
Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc.	295,950	11,450,306
Oil, Gas & Consumable Fuels — 7.0%
BP PLC — ADR	497,000	15,536,220
Chevron Corp.	51,260	4,611,350
Exxon Mobil Corp.	245,065	19,102,817
PBF Energy, Inc., Class A	62,220	2,290,318
Suncor Energy, Inc.	534,400	13,787,520
Tesoro Corp.	39,827	4,196,571
Valero Energy Corp.	57,090	4,036,834

		63,561,630
Paper & Forest Products — 0.8%
Domtar Corp.	197,920	7,313,144
Pharmaceuticals — 4.8%
Allergan PLC (a)	7,100	2,218,750
Johnson & Johnson	71,700	7,365,024
Merck & Co., Inc.	105,480	5,571,454

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	17

Schedule of Investments (continued)	Master Large Cap Value Portfolio

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	342,475	$11,055,093
Teva Pharmaceutical Industries Ltd. — ADR	264,352	17,352,065

		43,562,386
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	227,450	7,835,653
Micron Technology, Inc. (a)	243,040	3,441,446
NVIDIA Corp.	154,650	5,097,264

		16,374,363
Software — 4.5%
Activision Blizzard, Inc.	378,140	14,637,799
Microsoft Corp.	360,780	20,016,074
Oracle Corp.	181,510	6,630,560

		41,284,433
Specialty Retail — 1.9%
Lowe’s Cos., Inc.	232,000	17,641,280
Technology Hardware, Storage & Peripherals — 2.0%
EMC Corp.	242,910	6,237,929
Western Digital Corp.	191,320	11,488,766

		17,726,695
Tobacco — 1.8%
Altria Group, Inc.	286,654	16,686,129
Total Common Stocks — 95.9%		870,408,610

Investment Companies — 0.5%	Shares	Value
Utilities Select Sector SPDR Fund	107,300	$4,643,944
Total Long-Term Investments (Cost — $696,499,714) — 96.4%		875,052,554

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	45,721,934	45,721,934
Total Short-Term Securities (Cost — $45,721,934) — 5.0%		45,721,934
Total Investments (Cost — $742,221,648*) — 101.4%		920,774,488
Liabilities in Excess of Other Assets — (1.4)%		(12,761,830)

Net Assets — 100.0%		$908,012,658

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$754,763,586

Gross unrealized appreciation	$200,748,173
Gross unrealized depreciation	(34,737,271)

Net unrealized appreciation	$166,010,902

(a)	Non-income producing security.

(b)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	20,813,175	24,908,759	45,721,934	$16,490		1,306
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$2,422	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
139	E-Mini S&P 500 Futures	March 2016	USD 14,146,030	$239,175

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$870,408,610	—	—	$870,408,610
Investment Companies	4,643,944	—	—	4,643,944
Short-Term Securities	45,721,934	—	—	45,721,934

Total	$920,774,488	—	—	$920,774,488

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$239,175	—	—	$239,175

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $640,000 are categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	19

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 23, 2016